Exxon Mobil Corporation

5959 Las Colinas Boulevard

Irving, Texas 75039-2298

ExxonMobil (logo)

February 28, 2007

Exxon Mobil Corporation

2006 Annual Report on Form 10-K

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Attention: EDGAR Document Control

Dear Sirs:

Transmitted with this cover note is Exxon Mobil Corporation’s 2006 Annual Report on Form 10-K.

Except as noted below, the financial statements contained in ExxonMobil’s 2006 Annual Report on Form 10-K do not reflect any material changes from the preceding year resulting from changes in any accounting principles or practices, or in the method of applying such principles or practices.

-	Effective January 1, 2006, the Corporation adopted the Emerging Issues Task Force (EITF) consensus on Issue No. 04-13, “Accounting for Purchases and Sales of Inventory with the Same Counterparty.” As a result of the EITF consensus, the Corporation’s accounts “Sales and other operating revenue,” “Crude oil and product purchases” and “Other taxes and duties” on the Consolidated Statement of Income were reduced in 2006 by associated amounts with no impact on net income.

-	Effective January 1, 2006, the Corporation adopted the Financial Accounting Standards Board’s revised Statement of Financial Accounting Standards No. 123 (FAS 123R), “Share-Based Payment.” FAS 123R did not materially change the Corporation’s existing accounting practices or the amount of share-based compensation recognized in earnings.

-	Effective December 31, 2006, the Corporation implemented the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (FAS 158), an amendment to FASB Statements No. 87, 88, 106 and 132(R). The Corporation recognized the overfunded and underfunded status of defined benefit postretirement plans as assets or liabilities in the Consolidated Balance Sheet. The FAS 158 adoption adjustment, net actuarial losses and prior service costs were recorded as other nonowner changes in equity and did not affect net income.

Sincerely,

/s/ David S. Rosenthal

David S. Rosenthal

Assistant Controller

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